COMPANY INFORMATION	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements Abstract
COMPANY INFORMATION
1.	COMPANY INFORMATION

Melco Resorts & Entertainment Limited (formerly known as Melco Crown Entertainment Limited) (the “Company”) was incorporated in the Cayman Islands, with its American depositary shares (“ADS”) listed on the NASDAQ Global Select Market in the United States of America. Effective March 29, 2017, the Company changed its name to Melco Resorts & Entertainment Limited. In conjunction with the name change, the Company also changed its NASDAQ ticker symbol from “MPEL” to “MLCO” on April 6, 2017.

The Company together with its subsidiaries (collectively referred to as the “Group”) is a developer, owner and operator of casino gaming and entertainment casino resort facilities in Asia. The Group currently operates Altira Macau, a casino hotel located at Taipa, the Macau Special Administrative Region of the People’s Republic of China (“Macau”), City of Dreams, an integrated urban casino resort located at Cotai, Macau and Taipa Square Casino, a casino located at Taipa, Macau. The Group’s business also includes the Mocha Clubs, which comprise the non-casino based operations of electronic gaming machines in Macau. The Group also majority owns and operates Studio City, a cinematically-themed integrated entertainment, retail and gaming resort in Cotai, Macau, which commenced operations on October 27, 2015. In the Philippines, Melco Crown (Philippines) Resorts Corporation (“MCP”), a majority-owned subsidiary of the Company whose common shares are listed on The Philippine Stock Exchange, Inc. under the stock code of “MCP”, through MCP’s subsidiary, MCE Leisure (Philippines) Corporation (“MCE Leisure”), currently operates and manages City of Dreams Manila, a casino, hotel, retail and entertainment integrated resort in the Entertainment City complex in Manila. City of Dreams Manila commenced operations on December 14, 2014, with a grand opening of the integrated resort on February 2, 2015.

As of December 31, 2015, the major shareholders of the Company were Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), and Crown Resorts Limited (“Crown”), an Australian-listed corporation.

As of December 31, 2016, Melco International is the single largest shareholder of the Company due to the completion of the shares repurchase by the Company from a subsidiary of Crown followed by the cancelation of such shares with certain changes in the composition of the Board of Directors in May 2016.